BANK FINANCIAL ASSETS AND LIABILITIES - Maximum amount of credit risk on guarantees issued and commitments on loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk exposure
Commitments on loans	₽ 23,195	₽ 23,812
Guarantees issued	23,757	19,846
Less provision	(586)	(403)
Total capital commitments	46,366	43,255
Stage 1
Credit risk exposure
Commitments on loans	21,410	18,890
Guarantees issued	21,426	18,204
Less provision	(340)	(339)
Total capital commitments	42,496	36,755
Stage 2
Credit risk exposure
Commitments on loans	1,729	4,909
Guarantees issued	2,084	1,398
Less provision	(33)	(17)
Total capital commitments	3,780	6,290
Stage 3
Credit risk exposure
Commitments on loans	56	13
Guarantees issued	247	244
Less provision	(213)	(47)
Total capital commitments	₽ 90	₽ 210